ASSIGNMENT FOR THE BENEFIT OF CREDITORS	12 Months Ended
Dec. 31, 2021
Assignment For Benefit Of Creditors
ASSIGNMENT FOR THE BENEFIT OF CREDITORS

NOTE 10 – ASSIGNMENT FOR THE BENEFIT OF CREDITORS

On August 19, 2021, the Company’s subsidiaries, Prime EFS and Shypdirect, executed Deeds of Assignments for the Benefit of Creditors in the State of New Jersey pursuant to N.J.S.A. §2A:19-1, et seq. (the “ABC Statute”), assigning all Prime EFS and Shypdirect assets to Terri Jane Freedman as Assignee for the Benefit of Creditors (the “Assignee”) and filing for dissolution. An “Assignment for the Benefit of Creditors,” “general assignment” or “ABC” in New Jersey is a state-law, voluntary, judicially-supervised corporate liquidation and unwinding similar to the Chapter 7 bankruptcy process found in the United States Bankruptcy Code. In the subject ABC, the debtor companies, here Prime EFS and Shypdirect, together referred to as the “assignors”, executed Deeds of Assignment, assigning all of their assets to an Assignee chosen by the Company, who acts as a fiduciary similar to a Chapter 7 trustee in bankruptcy. Due to the termination of their respective agreements with Amazon, Prime EFS and Shypdirect became insolvent and unable to pay their debts when they became due. Accordingly, the Company deemed it to be desirable and in the best interest of Prime EFS and Shypdirect and its creditors to make an assignment of all of Prime EFS and Shypdirect’s assets for the benefit of the Prime EFS and Shypdirect’s creditors in accordance with the ABC Statute.

TRANSPORTATION AND LOGISTICS SYSTEMS, INC. AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

DECEMBER 31, 2021 AND 2020

On September 7, 2021, the ABC’s were filed with the Bergen County Clerk in Bergen County, New Jersey and filed with the Bergen County Surrogate Court, initiating a judicial proceeding. The Assignee has been charged with liquidating the assets for the benefit of the Prime EFS and Shypdirect creditors pursuant to the provisions of the ABC Statute. The Company’s results of operations for the three and nine months ended September 30, 2021 and 2020 include the results of Prime EFS and Shypdirect prior to the September 7, 2021 filing of the executed Deeds of Assignment for the Benefit of Creditors with the State of New Jersey. As a result of Prime EFS and Shypdirect’s filing of the executed Deeds of Assignment for the Benefit of Creditors on September 7, 2021, the Assignee assumed all authority to manage Prime EFS or Shypdirect. Additionally, Prime EFS and Shypdirect no longer conduct any business and are not permitted by the Assignee and ABC Statute to conduct any business. For these reasons, effective September 7, 2021, the Company relinquished control of Prime EFS and Shypdirect. Further, on October 13, 2021, Prime EFS and Shypdirect filed for dissolution with the Secretary of State of New Jersey. Therefore, the Company deconsolidated Prime EFS and Shypdirect effective with the filing of executed Deeds of Assignment for the Benefit of Creditors in September 2021.

In order to deconsolidate Prime EFS and Shypdirect, the carrying values of the assets and liabilities of Prime EFS and Shypdirect were removed from the Company’s consolidated balance sheet as of September 7, 2021. In connection with the deconsolidation, the Company recognized a gain on deconsolidation of subsidiaries of $12,363,449 which is included in “Gain on deconsolidation of subsidiaries” within other income (expenses) during the year ended December 31, 2021 and consisted of the following:

September 7, 2021
Liabilities deconsolidated:
Notes payable (a)	$3,908,050
Accounts payable	1,242,421
Accrued expenses	314,927
Insurance payable	1,678,556
Contingency liabilities	3,311,272
Lease liabilities, current portion	1,263,494
Accrued compensation and related benefits	827,753
Total liabilities deconsolidated	12,546,473
Assets deconsolidated:
Cash	21,679
Accounts receivable	1,078
Property and equipment, net	96,496
Total assets deconsolidated	119,253
Gain on deconsolidation of subsidiaries	12,427,220
Less: additional cash payments made on behalf of deconsolidated subsidiaries	(63,771)
Gain on deconsolidation of subsidiaries	$12,363,449

As of December 31, 2020, the assets and liabilities of Prime EFS and Shypdirect subject to assignment for the benefit of creditors have been reflected as “Assets subject to assignment for benefit of creditors” and “Liabilities subject to assignment for benefit of creditors” on the accompanying consolidated balance sheets and consisted of the following:

December 31, 2020
Assets:
Current assets:
Accounts receivable, net	$372,922
Prepaid expenses and other	367,459
Total current assets subject to assignment for benefit of creditors	740,381
Other Assets:
Security deposit	94,000
Property and equipment, net	126,137
Right of use assets, net	1,445,274
Total other assets subject to assignment for benefit of creditors	1,665,411
Total assets subject to assignment for benefit of creditors	$2,405,792
Liabilities:
Current liabilities:
Notes payable (a)	$3,834,337
Accounts payable	638,682
Accrued expenses	170,500
Insurance payable	1,959,099
Contingency liabilities	3,311,272
Lease liabilities, current portion	380,843
Due to related parties	124,000
Accrued compensation and related benefits	919,726
Total current liabilities subject to assignment for benefit of creditors	11,338,459
Long-term liabilities:
Notes payable, net of current portion (a)	147,379
Lease liabilities, net of current portion	1,102,617
Total long-term liabilities subject to assignment for benefit of creditors	1,249,996
Total liabilities subject to assignment for benefit of creditors	$12,588,455

TRANSPORTATION AND LOGISTICS SYSTEMS, INC. AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

DECEMBER 31, 2021 AND 2020

(a)	Notes payable subject to assignment for benefit of creditors

On December 31, 2020, notes payable subject to assignment for benefit of creditors consisted of the following:

December 31, 2020
Principal amounts	$3,981,716
Less: current portion of notes payable	(3,834,337)
Notes payable subject to assignment for benefit of creditors – long-term	$147,379

From November 22, 2019 to December 31, 2019, the Company entered into several secured merchant loans in the aggregate amount of $2,283,540. The Company received net proceeds of $1,355,986, net of original issue discounts and origination fees of $927,554. Pursuant to these several secured merchant loans, the Company was required to pay the noteholders by making daily and/or weekly payments on each business day or week until the loan amounts were paid in full. Each payment was deducted from the Company’s bank account. During the year ended December 31, 2019, the Company repaid an aggregate of $464,344 of the loans. During the three months ended March 31, 2020, the Company entered into a new secured merchant loan in the aggregate amount of $1,274,150, which consisted of $670,700 of principal transferred to this new loan by two of these secured merchants. The Company received net proceeds of $150,000, net of original issue discounts and origination fees of $453,450. During the year ended December 31, 2020, the Company repaid an aggregate of $1,954,930 of these loans, which includes payments pursuant to settlement agreements as discussed below.

●	In connection with a settlement agreement dated March 4, 2020, the Company paid off a merchant loan with a principal balance of $936,410 for a payment of $600,000 which was made by the Company in March 2020.

●	In connection with a settlement agreement dated March 9, 2020, the Company agreed to pay $233,434 in full settlement for a merchant loan of with a principal balance of $364,740. The payment was due on March 11, 2020. During the year ended December 31, 2020, the Company paid $233,434 of this settlement.

●	In connection with a settlement agreement dated March 9, 2020, the Company agreed to pay $275,000 in full settlement for a merchant loan with a principal balance of $272,700 and a senior secured convertible debt in the amount of $95,874 and cancellation of 40,300 warrants held by the same creditor. The settlement payment was due, in full, on March 12, 2020; however, due to cash constraints at the time, the Company paid the $275,000 in weekly installments, which the creditor accepted, with its final payment on May 12, 2020. The Company paid $275,000 during the year ended December 31, 2020. While the Company never received a default or demand letter, the creditor verbally told the Company on May 12, 2020, that the original full amount should be paid, although the creditor has not made any formal demand or commenced any action. The Company believes any such claim, if made, would be without merit.

In connection with these settlement agreements, in 2020, the Company recorded a loss on debt extinguishment of $76,777 which consisted of the payment of cash of $67,548 and the write off of debt of remaining debt discount of $614,809, offset by the reduction of principal balance of $596,390 and accrued interest payable of $9,190.

On December 31, 2021 and 2020, there were no secured merchant loans due and outstanding.

On December 31, 2020, notes payable related to a promissory note amounted to $80,490 and is due on demand and is included in liabilities subject to assignment for benefit of creditors on the Company’s consolidated balance sheet. Effective with the filing of executed Deeds of Assignment for the Benefit of Creditors in September 2021, this liability of $80,490 was deconsolidated and removed from the Company’s consolidated balance sheet.

In connection with the acquisition of Prime EFS, the Company assumed several notes payable liabilities due to entities or individuals. These notes have effective interest rates ranging from 7% to 10% and are unsecured. On December 31, 2020, Prime EFS remaining notes payable to an entity amounted to $40,000 and is included in liabilities subject to assignment for benefit of creditors on the Company’s consolidated balance sheet. Effective with the filing of executed Deeds of Assignment for the Benefit of Creditors in September 2021, this liability of $40,000 was deconsolidated and removed from the Company’s consolidated balance sheet.

During the year ended December 31, 2019, the Company entered into separate promissory notes with several individuals totaling $2,517,150, including $40,000 of a previous note rolled into these new notes, and received net proceeds of $2,238,900, net of original issue discounts of $238,250. These notes were due between 45 and 273 days from the respective note issuance date. During the year ended December 31, 2019, the Company repaid $1,118,400 of these notes. Additionally, during the year ended December 31, 2019, the Company issued 439,623 shares of its common stock and 439,623 five year warrants exercisable at $2.50 per share upon conversion of notes payable of $978,750 and accrued interest of $120,307 at a conversion price of $2.50 per share. Since the conversion price of $2.50 was equal to the fair value of the shares as determined by recent sales of the Company’s common shares, no beneficial feature conversion was recorded. During the year ended December 31, 2020, the Company borrowed additional fund from individuals of $443,000, and received net proceeds of $423,000, net of original issue discount of $20,000, the Company repaid $320,500 of these funds, and a note with a principal balance of $195,000 was transferred into the April 20, 2020 convertible note discussed above. Furthermore, on June 30, 2020, one of these notes with a principal balance due of $150,000 and accrued interest payable of $82,274 was settled and a new note was entered into with a principal balance of $200,000. This new note bore no interest and was payable in monthly payments of $7,500 commencing on July 1, 2020 until paid in full. The Company repaid $15,000 of such note. On August 28, 2020, this note payable with a principal balance due of $185,000 was cancelled and a new convertible note was entered into with a principal balance of $185,000 (See Note 7). On December 31, 2020, Prime EFS notes payable related to one remaining individual amounted to $220,000 and is included in liabilities subject to assignment for benefit of creditors on the Company’s consolidated balance sheet. Effective with the filing of executed Deeds of Assignment for the Benefit of Creditors in September 2021, this liability of $220,000 was deconsolidated and removed from the Company’s consolidated balance sheet.

In connection with the acquisition of Prime EFS, the Company assumed several equipment notes payable liabilities due to entities. On and December 31, 2020, Prime EFS equipment notes payable to these entities amounted to $43,364 and is included in liabilities subject to assignment for benefit of creditors on the Company’s consolidated balance sheet. Effective with the filing of executed Deeds of Assignment for the Benefit of Creditors in September 2021, the remaining liability of $36,233 was deconsolidated and removed from the Company’s consolidated balance sheet.

TRANSPORTATION AND LOGISTICS SYSTEMS, INC. AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

DECEMBER 31, 2021 AND 2020

During the years ended December 31, 2019 and 2018, the Company entered into auto financing agreements in the amount of $44,905 and $162,868, respectively. On December 31, 2020, Prime EFS auto notes payable to these entities amounted to $151,710 and is included in liabilities subject to assignment for benefit of creditors on the Company’s consolidated balance sheet. Effective with the filing of executed Deeds of Assignment for the Benefit of Creditors in September 2021, the remaining liability of $85,175 was deconsolidated and removed from the Company’s consolidated balance sheet.

On April 2, 2020, the Company’s subsidiary, Shypdirect, entered into a Paycheck Protection Program promissory note (the “Shypdirect PPP Loan”) with M&T Bank in the amount of $504,940 under the Small Business Administration (the “SBA”) Paycheck Protection Program (the “Paycheck Protection Program”) of the Coronavirus Aid, Relief and Economic Security Act of 2020 (the “CARES Act”). On April 28, 2020, the Shypdirect PPP Loan was approved and Shypdirect received the loan proceeds on May 1, 2020. Shypdirect used the proceeds for covered payroll costs, rent and utilities in accordance with the relevant terms and conditions of the CARES Act. The Shypdirect PPP Loan has a two-year term, matures on April 28, 2022, and bears interest at a rate of 1.00% per annum. Monthly principal and interest payments, less the amount of any potential forgiveness (discussed below), was to commence on November 28, 2020. On December 31, 2020, Shypdirect PPP Loan amounted to $504,940 and is included in liabilities subject to assignment for benefit of creditors on the Company’s consolidated balance sheet. Effective with the filing of executed Deeds of Assignment for the Benefit of Creditors in September 2021, this liability of $504,940 was deconsolidated and removed from the Company’s consolidated balance sheet.

On April 15, 2020, the Company’s subsidiary, Prime EFS, entered into a Paycheck Protection promissory note (the “Prime EFS PPP Loan” and together with the Shypdirect PPP Loan, the “PPP Loans”) with M&T Bank in the amount of $2,941,212 under the SBA Paycheck Protection Program of the CARES Act. On April 15, 2020, the Prime EFS PPP Loan was approved and Prime EFS received the loan proceeds on April 22, 2020. Prime EFS used the proceeds for covered payroll costs, rent and utilities in accordance with the relevant terms and conditions of the CARES Act. The Prime EFS PPP Loan has a two-year term, matures on April 16, 2022, and bears interest at a rate of 1.00% per annum. Monthly principal and interest payments, less the amount of any potential forgiveness (discussed below), was to commence on November 16, 2020. On December 31, 2020, Prime EFS PPP Loan amounted to $2,941,212 and is included in liabilities subject to assignment for benefit of creditors on the Company’s consolidated balance sheet. Effective with the filing of executed Deeds of Assignment for the Benefit of Creditors in September 2021, this liability of $2,941,212 was deconsolidated and removed from the Company’s consolidated balance sheet.

Neither Prime EFS nor Shypdirect provided any collateral or guarantees for these PPP Loans, nor did they pay any facility charge to obtain the PPP Loans. These promissory notes provide for customary events of default, including, among others, those relating to failure to make payment, bankruptcy, breaches of representations and material adverse effects. Prime EFS and Shypdirect may prepay the principal of the PPP Loans at any time without incurring any prepayment charges. These PPP Loans may be forgiven partially or fully if the loan proceeds are used for covered payroll costs, rent and utilities, provided that such amounts are incurred during the twenty-four-week period that commenced on May 1, 2020 and at least 60% of any forgiven amount has been used for covered payroll costs. The Company exhausted such funds in the third quarter of 2020. In the fourth quarter of 2020, Shypdirect applied for full forgiveness of the Shypdirect PPP Loan. In the second quarter of 2021, Prime EFS applied for partial loan forgiveness on the Prime EFS PPP Loan in the amount of $2,691,884. However, any forgiveness of these PPP Loans is subject to approval by the SBA and M&T Bank and there is no guarantee that such forgiveness will be granted.